Trade payables and other current liabilities	9 Months Ended
Sep. 30, 2022
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Note 17. - Trade payables and other current liabilities
Trade payables and other current liabilities as of September 30, 2022 and December 31, 2021 are as follows:

	Balance as of September 30,	Balance as of December 31,
	2022	2021
	($ in thousands)
Trade accounts payable	87,054	79,052
Down payments from clients	6,286	542
Other accounts payable	42,354	34,313
Total	135,694	113,907

Trade accounts payable mainly relate to the operation and maintenance of the plants.
Nominal values of trade payables and other current liabilities are considered to be approximately equal to fair values and the effect of discounting them is not significant.